Income Tax (Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Income taxed at statutory rates	$ (28,916)	$ (34,860)	$ 33,846
Stock-based compensation	13	147	113
Debt discount interest			(2)
Meals and entertainment	9	3	5
Loss related to Mexico	(2,632)
Other adjustments	(9)	6	77
Adjustments due to capital transactions	(60)	(733)	89
Imputed Interest	3	24	82
Realized fx gain (loss) on intercompany balances	(3)	(3)
Prior year provision to actual adjustments	9,961	(40)	987
Differences in tax rates	3,451	3,905	1,930
Effect of foreign exchange		(340)	603
Change in effective tax rate	(407)	(333)	(764)
Expiration of NOLs	437	70	1,526
Change in valuation allowance	2,780	12,007	(2,970)
Income tax (benefit)/expense	$ (15,373)	$ (20,147)	$ 35,522